Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	814-01427
Entity Registrant Name	LAFAYETTE SQUARE USA, INC.
Entity Central Index Key	0001849089
Entity Tax Identification Number	87-2807075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	175 SW 7th St
Entity Address, Address Line Two	Unit 2307
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130-2992
City Area Code	786
Local Phone Number	753-7096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true